FINANCIAL ASSETS AT AMORTISED COST	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Disclosure of Financial Assets at Amortised Cost Explanatory [text block]

NOTE 18: FINANCIAL ASSETS AT AMORTISED COST

YEAR ENDED 31 DECEMBER 2019

Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 1 January 2019	6,282	3	–	–	6,285
Exchange and other adjustments[1]	(218)	–	–	–	(218)
Additions (repayments)	3,713	(3)	–	–	3,710
At 31 December 2019	9,777	–	–	–	9,777
Allowance for impairment losses	(2)	–	–	–	(2)
Total loans and advances to banks	9,775	–	–	–	9,775

Loans and advances to customers
At 1 January 2019	441,531	25,345	5,741	15,391	488,008
Exchange and other adjustments[1]	(498)	(34)	47	283	(202)
Additions (repayments)	13,554	(2,558)	(858)	(1,934)	8,204
Transfers to Stage 1	6,318	(6,286)	(32)		–
Transfers to Stage 2	(13,084)	13,516	(432)		–
Transfers to Stage 3	(1,540)	(1,440)	2,980		–
	(8,306)	5,790	2,516		–
Recoveries	–	–	397	28	425
Acquisition of portfolios[2]	3,694	–	–	–	3,694
Financial assets that have been written off during the year			(1,828)	(54)	(1,882)
At 31 December 2019	449,975	28,543	6,015	13,714	498,247
Allowance for impairment losses	(675)	(995)	(1,447)	(142)	(3,259)
Total loans and advances to customers	449,300	27,548	4,568	13,572	494,988

Debt securities
At 1 January 2019	5,238	–	6	–	5,244
Exchange and other adjustments[1]	(94)	–	(2)	–	(96)
Additions (repayments)	400	–	–	–	400
Financial assets that have been written off during the year			(1)	–	(1)
At 31 December 2019	5,544	–	3	–	5,547
Allowance for impairment losses	–	–	(3)	–	(3)
Total debt securities	5,544	–	–	–	5,544
Total financial assets at amortised cost	464,619	27,548	4,568	13,572	510,307

Movements in Retail mortgage balances were as follows:

Retail mortgages	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 1 January 2019	257,797	13,654	1,393	15,391	288,235
Exchange and other adjustments[1]	(1)	–	2	283	284
Additions (repayments)	799	(1,432)	(416)	(1,934)	(2,983)
Transfers to Stage 1	3,060	(3,057)	(3)		–
Transfers to Stage 2	(7,879)	8,242	(363)		–
Transfers to Stage 3	(427)	(472)	899		–
	(5,246)	4,713	533		–
Recoveries	–	–	29	28	57
Acquisition of portfolios[2]	3,694	–	–	–	3,694
Financial assets that have been written off during the year			(35)	(54)	(89)
At 31 December 2019	257,043	16,935	1,506	13,714	289,198
Allowance for impairment losses	(23)	(281)	(122)	(142)	(568)
Total loans and advances to customers	257,020	16,654	1,384	13,572	288,630

1	Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

2	Acquisition of portfolios in 2019 relates to the purchase, completed in September 2019, of Tesco Bank’s UK residential mortgage portfolio.

Year ended 31 December 2018

Loans and advances to banks	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 1 January 2018	4,245	2	–	–	4,247
Exchange and other adjustments	(29)	1	–	–	(28)
Additions (repayments)	2,066	–	–	–	2,066
At 31 December 2018	6,282	3	–	–	6,285
Allowance for impairment losses	(2)	–	–	–	(2)
Total loans and advances to banks	6,280	3	–	–	6,283

Loans and advances to customers
At 1 January 2018	403,881	37,245	5,140	17,973	464,239
Exchange and other adjustments	958	32	–	–	990
Additions (repayments)	34,942	(2,187)	(2,074)	(2,609)	28,072
Transfers to Stage 1	19,524	(19,501)	(23)		–
Transfers to Stage 2	(15,743)	15,996	(253)		–
Transfers to Stage 3	(2,031)	(2,220)	4,251		–
	1,750	(5,725)	3,975		–
Recoveries	–	–	553	27	580
Disposal of businesses	–	(4,020)	(277)	–	(4,297)
Financial assets that have been written off during the year			(1,576)	–	(1,576)
At 31 December 2018	441,531	25,345	5,741	15,391	488,008
Allowance for impairment losses	(525)	(994)	(1,553)	(78)	(3,150)
Total loans and advances to customers	441,006	24,351	4,188	15,313	484,858

Debt securities
At 1 January 2018	3,291	–	49	–	3,340
Exchange and other adjustments	77	–	(14)	–	63
Additions (repayments)	1,870	–	–	–	1,870
Financial assets that have been written off during the year			(29)	–	(29)
At 31 December 2018	5,238	–	6	–	5,244
Allowance for impairment losses	–	–	(6)	–	(6)
Total debt securities	5,238	–	–	–	5,238

Total financial assets at amortised cost	452,524	24,354	4,188	15,313	496,379

Movements on Retail mortgage balances were as follows:

Retail mortgages	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 1 January 2018	251,707	20,109	1,232	17,973	291,021
Additions (repayments)	989	(938)	(239)	(2,609)	(2,797)
Transfers to Stage 1	10,814	(10,805)	(9)		–
Transfers to Stage 2	(5,396)	5,691	(295)		–
Transfers to Stage 3	(317)	(403)	720		–
	5,101	(5,517)	416		–
Recoveries	–	–	3	27	30
Financial assets that have been written off during the year			(19)	–	(19)
At 31 December 2018	257,797	13,654	1,393	15,391	288,235
Allowance for impairment losses	(37)	(226)	(118)	(78)	(459)
Total loans and advances to customers	257,760	13,428	1,275	15,313	287,776

The movement tables are compiled by comparing the position at 31 December to that at the beginning of the year. Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable.

Additions (repayments) comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.